Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)	Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2025	7	26	378	(197)	22	(11,928)	2,586	(9,106)
Differences on exchange	10	7	—	15	(1)	809	(101)	739
Credited/(charged) to the income statement	(13)	(4)	311	32	(22)	354	(796)	(138)
Credited relating to changes in tax rates	2	2	—	—	—	206	(8)	202
Credited/(charged) to other comprehensive income	—	—	—	—	5	—	(13)	(8)
31 December 2025	6	31	689	(150)	4	(10,559)	1,668	(8,311)
1 January 2024	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)
Differences on exchange	(5)	3	(1)	3	(1)	(227)	(4)	(232)
(Charged)/credited to the income statement	(24)	42	6	21	(21)	517	1,635	2,176
Credited/(charged) relating to changes in tax rates	4	2	—	—	—	268	(25)	249
Credited/(charged) to other comprehensive income	—	—	—	—	5	—	(23)	(18)
Net reclassifications as held-for-sale	—	—	—	—	—	—	—	—
31 December 2024	7	26	378	(197)	22	(11,928)	2,586	(9,106)